SEGMENTED INFORMATION (Tables)	6 Months Ended
Jun. 30, 2022
SCHEDULE OF GEOGRAPHIC SEGMENTS

	June 30, 2022	December 31, 2021
Equipment
Canada	4	4
Greenland	10	12
Total	14	16

	June 30, 2022	December 31, 2021
Exploration and evaluation assets
Canada	2,524	2,495
Greenland	36,687	36,604
Total	39,211	39,099